Shareholder Report, Line Graph (Details) - USD ($)	24 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
C000246713_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
C000246713_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value		$ 10,000
C000246713_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,091
C000246713_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3 Month Treasury Bellwether Index
C000246713_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value		10,000
C000246713_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,338
C000246713_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
C000246713_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value		10,000
C000246713_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,212
C000246712_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
C000246712_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value		10,000
C000246712_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,870
C000246712_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3 Month Treasury Bellwether Index
C000246712_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value		10,000
C000246712_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,338
C000246712_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
C000246712_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value		$ 10,000
C000246712_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,212